Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill at beginning of the year	€ 6,228,901	€ 5,332,271
Business combination	494,303	461,971
Disposals	(63,798)
Transfer		0
Translation differences	352,503	434,659
Goodwill at end of the year	7,011,909	6,228,901
Grifols UK Ltd. (UK)
Goodwill
Goodwill at beginning of the year	8,185	7,674
Translation differences	(438)	511
Goodwill at end of the year	7,747	8,185
Grifols Italia S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc. (USA)
Goodwill
Goodwill at beginning of the year	676,321	234,791
Business combination		345,844
Transfer	175,920	51,364
Translation differences	47,707	44,322
Goodwill at end of the year	899,948	676,321
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	9,752	9,538
Translation differences	107	214
Goodwill at end of the year	9,859	9,752
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	1,962,024	1,816,404
Translation differences	121,408	145,620
Goodwill at end of the year	2,083,432	1,962,024
Araclon Biotech, S.L. (Spain)
Goodwill
Goodwill at beginning of the year		6,000
Business combination		(6,000)
Progenika Biopharma, S.A. (Spain)
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,565,493	2,376,978
Translation differences	157,292	188,515
Goodwill at end of the year	2,722,785	2,565,493
Kiro Grifols S.L. (Spain)
Goodwill
Goodwill at beginning of the year	24,376	24,376
Goodwill at end of the year	24,376	24,376
Goetech, LLC (USA)
Goodwill
Goodwill at beginning of the year	59,590	55,167
Disposals	(63,798)
Translation differences	4,208	4,423
Goodwill at end of the year		59,590
Haema AG.
Goodwill
Goodwill at beginning of the year	190,014	190,014
Goodwill at end of the year	190,014	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)
Goodwill
Goodwill at beginning of the year	151,584	140,334
Translation differences	9,380	11,250
Goodwill at end of the year	160,964	151,584
Interstate Blood Bank, Inc. (USA)
Goodwill
Goodwill at beginning of the year	171,184	158,479
Transfer	(175,920)
Translation differences	4,736	12,705
Goodwill at end of the year		171,184
Plasmavita Healthcare GmbH (Germany)
Goodwill
Goodwill at beginning of the year	9,987	9,987
Goodwill at end of the year		9,987
Alkahest, Inc. (USA)
Goodwill
Goodwill at beginning of the year	77,675	71,910
Translation differences		5,765
Goodwill at end of the year		77,675
Plasmavita Healthcare GmbH (Alemania)
Goodwill
Goodwill at beginning of the year	9,987
Goodwill at end of the year	9,987	9,987
Alkahest, Inc (EEUU)
Goodwill
Goodwill at beginning of the year	77,675
Translation differences	4,806
Goodwill at end of the year	82,481	77,675
Grifols Canada Therapeutics Inc. (formerly Green Cross Biotherapeutics; Inc)
Goodwill
Goodwill at beginning of the year	155,755
Translation differences	(980)
Goodwill at end of the year	154,775	155,755
GCAM, Inc (formerly Green Cross America Inc.) (USA)
Goodwill
Goodwill at beginning of the year		49,416
Transfer		(51,364)
Translation differences		1,948
GigaGen, Inc (USA)
Goodwill
Goodwill at beginning of the year	112,621
Business combination		105,460
Translation differences	6,969	7,161
Goodwill at end of the year	119,590	112,621
Prometic Plasma Resources, Inc.
Goodwill
Goodwill at beginning of the year	7,706
Business combination	(4,894)
Translation differences	(10)
Goodwill at end of the year	2,802	7,706
Haema Plasma Kft.
Goodwill
Business combination	14,739
Translation differences	(1,210)
Goodwill at end of the year	13,529
Grifols Biotest Holdings GmbH / Biotest AG (Germany)
Goodwill
Business combination	303,624
Goodwill at end of the year	303,624
Access Biologicals Inc.
Goodwill
Business combination	180,834
Translation differences	(1,472)
Goodwill at end of the year	179,362
Grifols Canada Therapeutics Inc. (formerly Green Cross Biotherapeutics; Inc) (including Prometic)
Goodwill
Goodwill at beginning of the year	€ 163,461	134,569
Business combination		16,667
Translation differences		12,225
Goodwill at end of the year		€ 163,461